Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
Changes in goodwill are summarized as follows:

Year ended December 31	2017	2018
(in millions)	EUR	EUR

Cost
Balance at beginning of year	4,873.9	4,541.1
Effect of changes in exchange rates	(332.8)	—
Balance at end of year	4,541.1	4,541.1

For more information with respect to business combinations, see Note 2 Business combinations.
Goodwill mainly results from the acquisitions of Cymer and HMI. Within ASML we have identified two reporting units, which are Reporting Unit ASML and Reporting Unit Cymer Light Sources.
As of December 31, 2018 the goodwill allocated to Reporting Unit ASML amounts to EUR 4,078.8 million (2017: EUR 4,078.8 million) and for Reporting Unit Cymer Light Sources this amounts to EUR 462.3 million (2017: EUR 462.3 million).
Based on our assessment during the annual goodwill impairment test, we believe it is more likely than not that the fair values of the reporting units exceed their carrying amounts, and therefore goodwill was not impaired as of December 31, 2018.